Leases - Schedule of current and non current lease liability (Detail) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities [abstract]
Lease Liability - current	$ 70,305	$ 0
Lease Liability - non-current	535,300	0
Lease liabilities	$ 605,605	$ 0